Property and equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and equipment
Property and Equipment
Property and equipment consisted of the following (in thousands):

	As of
	September 30, 2016	December 31, 2015
Leasehold improvements	$2,061	$2,046
Computer equipment	5,369	4,345
Software	1,136	885
Capitalization of internal-use software	2,925	2,925
Furniture and equipment	931	853
Total	12,422	11,054
Accumulated depreciation	(6,510)	(4,158)
Property and equipment, net	$5,912	$6,896

Depreciation and amortization expense for the three months ended September 30, 2016 and 2015, was $0.8 million and $0.5 million, respectively. Depreciation and amortization expense for the nine months ended September 30, 2016 and 2015, was $2.4 million and $1.4 million, respectively. Depreciation and amortization are recorded on a straight-line basis.

Property and Equipment
Property and equipment consisted of the following (in thousands):

	As of December 31,
	2015	2014
Leasehold improvements	$2,046	$1,058
Computer equipment	4,345	3,247
Software	885	874
Capitalization of internal-use software	2,925	291
Furniture and equipment	853	301
Total	11,054	5,771
Accumulated depreciation	(4,158)	(2,141)
Property and equipment, net	$6,896	$3,630

Depreciation and amortization expense for the years ended December 31, 2015, 2014 and 2013 was $2.0 million, $1.4 million and $0.6 million, respectively. Depreciation is recorded on a straight-line basis.